Loans and Debentures - Summary of Appropriated Profit or Loss in The Future (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	R$ 71,766
Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	17,616
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	16,496
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	13,139
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	8,745
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	4,576
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	11,194
Notes in foreign market [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	28,114
Notes in foreign market [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	3,428
Notes in foreign market [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	3,421
Notes in foreign market [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	3,423
Notes in foreign market [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	3,425
Notes in foreign market [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	3,437
Notes in foreign market [member] | More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	10,980
Banco do Brasil [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	770
Banco do Brasil [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	439
Banco do Brasil [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	256
Banco do Brasil [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	75
Debentures [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	41,406
Debentures [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	13,058
Debentures [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	12,403
Debentures [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	9,274
Debentures [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	5,318
Debentures [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,139
Debentures [member] | More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	214
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	94
Foreign loans [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	94
Other transaction costs [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	1,382
Other transaction costs [member] | Up to 1 year [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	597
Other transaction costs [member] | From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	416
Other transaction costs [member] | From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	367
Other transaction costs [member] | From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	2
Other transaction costs [member] | From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Amount appropriated to profit or loss in the future	R$ 0